OTHER PAYABLES AND ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES	Note 5 - OTHER PAYABLES AND ACCRUED EXPENSES:
	June 30,	December 31,
	2024	2023
	U.S. dollars in thousands

Accrued expenses	498	975
Grants in advance	368	268
Others	46	144
	912	1,387
Note 8 - OTHER PAYABLES AND ACCRUED EXPENSES:
	December 31
	2023	2022
	U.S. dollars in thousands
Accrued expenses	975	252
Grants in advance	268	90
Others	144	10
	1,387	352